UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6304

Name of Fund:  Merrill Lynch Short Term U.S. Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Short Term U.S. Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Short Term U.S. Government Fund, Inc.


Schedule of Investments as of February 28, 2005

                                 Face
                               Amount    Issue                                                                     Value
Adjustable Rate         $   1,164,858    Ameriquest Mortgage Securities, Inc., Series 2004-R7 Class A2,
Obligations*                             2.78% due 8/25/2034                                                 $    1,164,901
                            3,830,716    CS First Boston Mortgage Securities Corp, Series, 2004-FL1A
                                         Class A, 3.03% due 5/15/2014 (d)                                         3,833,262
                                         Fannie Mae Guaranteed Pass Through Certificates:
                            1,434,821          3.895% due 12/01/2018                                              1,469,452
                              387,255          4.215% due 12/01/2021                                                396,812
                              331,543          6% due 12/01/2021                                                    335,559
                            4,502,693          4.728% due 9/01/2032                                               4,521,612
                            8,001,770          3.457% due 7/01/2033                                               8,289,329
                                         Freddie Mac Mortgage Participation Certificates:
                              271,405          7.69% due 5/01/2015                                                  263,959
                              231,099          3.462% due 1/01/2016                                                 231,327
                              978,539          3.951% due 1/01/2019                                                 995,777
                              805,433          3.877% due 9/01/2019                                                 826,958
                              517,612          3.914% due 3/01/2020                                                 520,006
                            3,807,373          3.767% due 6/01/2020                                               3,915,982
                               31,072          3.89% due 8/01/2020                                                   31,563
                              619,398          4.066% due 10/01/2023                                                636,803
                              495,523          4.727% due 8/01/2031                                                 505,411
                              410,866    GMAC Commercial Mortgage Securities, Inc., Series 2003-FL1A,
                                         Class A, 2.95% due 3/11/2015 (d)                                           410,865
                            4,575,000    JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-FL1A,
                                         Class A2, 3% due 4/16/2019 (d)                                           4,581,386
                              264,195    Morgan Stanley Dean Witter Capital I, Series 2002-XLF, Class A,
                                         3.046% due 8/05/2014                                                       264,320

                                         Total Investments in Adjustable Rate Obligations
                                         (Cost - $33,234,423) - 11.9%                                            33,195,284


Collateralized                           Fannie Mae Trust Series, REMIC (a):
Mortgage Obligations**        714,019          2001-60, Class JZ, 6% due 3/25/2031                                  722,659
                           10,000,000          2003-17, Class QR, 4.50% due 11/25/2025                            9,986,577
                            5,000,000    Freddie Mac Multiclass Certificates Series, REMIC, 2677,
                                         Class HB, 4% due 3/15/2014 (a)                                           4,923,988
                                         Freddie Mac Structured Pass-Through Certificates Series, Class A3,
                                         REMIC (a):
                            4,500,000          H011, 3.247% due 11/15/2008                                        4,358,435
                            5,000,000          H016, 3.225% due 1/15/2011                                         4,908,594
                            2,954,479    GMAC Mortgage Corp Loan Trust, Series 2003-HE2 Class A2, 3.14% due
                                         6/25/2025                                                                2,941,732
                                         Ginnie Mae Trust Series:
                            4,979,712          2004-108, Class A, 3.999% due 5/16/2027                            4,903,867
                            5,000,000          2005-12, Class A, 4.044% due 5/16/2021                             4,995,475
                            5,000,000          REMIC, 2004-97, Class B, 4.213% due 10/16/2026 (a)                 4,867,911
                                         Washington Mutual Series:
                            1,123,734          2002-AR19, Class A8, 4.556% due 2/25/2033                          1,133,362
                              939,862          2003-AR7, Class A3, 2.591% due 8/25/2033                             936,903

                                         Total Investments in Collateralized Mortgage Obligations
                                         (Cost - $45,159,226) -16.1%                                             44,679,503


Fixed Rate                  7,500,000    CS First Boston Mortgage Securities Corp., Series, 2004-C4 Class A2,
Mortgage-Backed                          3.88% due 10/15/2039                                                     7,335,552
Obligations**                            Fannie Mae Guaranteed Pass Through Certificates:
                              116,406          6.50% due 9/01/2006 (c)                                              118,642
                            4,486,754          7.50% due 6/01/2008 - 8/01/2016                                    4,744,912
                              611,327          5.50% due 2/01/2009 (c)                                              621,998
                              665,490          6% due 2/01/2009 (c)                                                 676,762
                            6,423,830          7% due 3/01/2015 - 11/01/2017                                      6,783,204
                           10,562,173          5% due 2/01/2017 - 8/01/2019                                      10,651,026
                           10,039,274          5.50% due 9/01/2017 - 12/01/2018                                  10,291,542
                            9,496,353          4% due 7/01/2019                                                   9,187,976
                            3,046,191          7.50% due 11/01/2026 - 4/01/2032                                   3,262,170
                            1,630,559          6.50% due 2/01/2029 - 4/01/2031                                    1,699,486
                            3,400,619          7% due 5/01/2029 - 7/01/2032                                       3,586,912
                            2,394,786          8% due 11/01/2030 - 5/01/2032                                      2,579,086
                            1,385,002          6% due 12/01/2032                                                  1,421,444
                            4,000,001          5% due 11/01/2034                                                  3,946,129
                                         Freddie Mac Mortgage Participation Certificates:
                            6,760,831          4% due 9/01/2008 (e)                                               6,763,540
                            5,921,765          4.50% due 4/01/2010 (c)                                            5,939,736
                            1,928,179          7% due 11/01/2015 - 12/01/2016                                     2,033,581
                            8,866,686          6.50% due 6/01/2016 - 1/01/2019                                    9,315,886
                            8,494,799          6% due 10/01/2016 - 7/01/2017                                      8,830,678
                              579,945          6.50% due 4/01/2029 - 12/01/2030                                     604,554
                            3,801,207          6% due 11/01/2033                                                  3,905,946
                            4,898,859    Ginnie Mae MBS Certificates, 5.50% due 11/15/2034                        4,984,911

                                         Total Investments in Fixed Rate Mortgage-Backed Obligations
                                         (Cost - $109,212,728) - 39.3%                                          109,285,673


U.S. Government &                        Fannie Mae:
Agency Obligations         15,000,000          2.375% due 2/15/2007 (f)                                          14,604,330
                           10,000,000          6.625% due 10/15/2007                                             10,668,540
                           10,000,000          3.375% due 12/15/2008 (f)                                          9,732,810
                                         Federal Home Loan Bank System:
                           10,000,000          2.875% due 9/15/2006                                               9,903,500
                            4,500,000          Series 411, 2.75% due 3/14/2008                                    4,347,247
                                         U.S. Treasury Bonds & Notes:
                            5,500,000          6.75% due 5/15/2005 (b)                                            5,545,117
                           10,000,000          1.625% due 10/31/2005 (b)                                          9,905,860
                            6,000,000          7% due 7/15/2006                                                   6,284,298
                            5,000,000          3.25% due 8/15/2007                                                4,951,365
                            5,000,000          2.625% due 5/15/2008                                               4,825,585
                            8,000,000          3.25% due 1/15/2009                                                7,820,312

                                         Total Investments in U.S. Government & Agency Obligations
                                         (Cost - $90,178,638) - 31.8%                                            88,588,964



                                         Short-Term Securities
Repurchase                  2,000,000    Morgan Stanley, purchased on 2/28/2005 to yield 2.60% to 3/01/2005,
Agreements                               repurchase price of $2,000,143 collateralized by FNMA, 3.901% due
                                         9/01/2029                                                                2,000,000



                           Beneficial
                             Interest
                        $  23,456,875    Merrill Lynch Liquidity Series, LLC Money Market Series (g)(h)          23,456,875

                                         Total Investments in Short-Term Securities
                                         (Cost- $25,456,875) - 9.1%                                              25,456,875

Total Investments (Cost -$303,241,890***) - 108.2%                                                              301,206,299
Liabilities in Excess of Other Assets - (8.2%)                                                                 (22,936,846)
                                                                                                             --------------
Net Assets - 100%                                                                                            $  278,269,453
                                                                                                             ==============

  * Adjustable Rate Obligations have coupon rates which reset periodically.

 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

*** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                            $   303,241,890
                                                              ===============
    Gross unrealized appreciation                             $       820,085
    Gross unrealized depreciation                                 (2,855,676)
                                                              ---------------
    Net unrealized depreciation                               $   (2,035,591)
                                                              ===============

(a) Real Estate Mortgage Investments Conduits (REMIC).

(b) All or a portion of security held as collateral in connection with open financial futures contracts.

(c) Represents balloon mortgages that amortize on a 30-year schedule and have seven-year original maturities.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents balloon mortgages that amortize on a 30-year schedule and have five-year original maturities.

(f) Security, or portion of security, is on loan.

(g) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                                    Interest/
                                                  Net                Dividend
    Affiliate                                   Activity               Income

    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $  23,456,875        $    4,118
    Merrill Lynch Premier Institutional
       Fund                                              -         $   35,318

(h) Security was purchased with the cash proceeds from securities loans.

    Financial futures contracts sold as of February 28, 2005 were as follows:

                                                                   Unrealized
Number of                          Expiration                    Appreciation
Contracts      Issue                  Date         Face Value  (Depreciation)

350    2-Year U.S. Treasury Note    March 2005   $  73,105,273     $  234,180
100    10-Year U.S. Treasury Note   March 2005   $  11,068,604       (18,896)
                                                                   ----------
Total                                                              $  215,284
                                                                   ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Short Term U.S. Government Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: April 22, 2005